Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2021
Revenues and other income
Schedule of information about sales from operations

Sales from operations

			Refining &
	Exploration &	Global Gas &	Marketing and	Plenitude &	Corporate and
(€ million)	Production	LNG Portfolio	Chemical	Power	Other activities	Total
2021
Sales from operations	8,846	16,973	40,051	10,517	188	76,575

Products sales and service revenues
Sales of crude oil	3,573	—	14,710	—	—	18,283
Sales of oil products	885	—	18,739	—	—	19,624
Sales of natural gas and LNG	4,122	16,608	34	3,245	—	24,009
Sales of petrochemical products	—	—	5,652	—	7	5,659
Sales of other products	40	6	132	5,316	1	5,495
Services	226	359	784	1,956	180	3,505
Total	8,846	16,973	40,051	10,517	188	76,575

Transfer of goods/services
Goods/Services transferred in a specific moment	8,506	16,823	39,836	10,517	72	75,754
Goods/Services transferred over a period of time	340	150	215	—	116	821

2020
Sales from operations	6,359	5,362	24,937	7,135	194	43,987

Products sales and service revenues
Sales of crude oil	1,969	—	9,024	—	—	10,993
Sales of oil products	517	—	11,852	—	—	12,369
Sales of natural gas and LNG	3,505	5,000	20	2,741	—	11,266
Sales of petrochemical products	—	—	3,277	—	19	3,296
Sales of other products	113	(2)	36	2,366	2	2,515
Services	255	364	728	2,028	173	3,548
Total	6,359	5,362	24,937	7,135	194	43,987

Transfer of goods/services
Goods/Services transferred in a specific moment	5,896	5,239	24,639	7,135	78	42,987
Goods/Services transferred over a period of time	463	123	298	—	116	1,000

2019
Sales from operations	10,499	9,230	41,976	7,972	204	69,881

Products sales and service revenues
Sales of crude oil	3,505	—	17,361	—	—	20,866
Sales of oil products	1,189	—	19,615	—	—	20,804
Sales of natural gas and LNG	5,454	8,881	214	3,373	—	17,922
Sales of petrochemical products	—	—	4,088	—	22	4,110
Sales of other products	68	—	16	2,503	6	2,593
Services	283	349	682	2,096	176	3,586
Total	10,499	9,230	41,976	7,972	204	69,881

Transfer of goods/services
Goods/Services transferred in a specific moment	9,946	9,117	41,727	7,972	86	68,848
Goods/Services transferred over a period of time	553	113	249	—	118	1,033

Schedule of revenue associated with liabilities and performance obligations

(€ million)	2021	2020	2019
Revenues associated with contract liabilities at the beginning of the period	658	818	747
Revenues associated with performance obligations totally or partially satisfied in previous years	30	—	10

Schedule of information about other income and revenues	Other income and revenues

(€ million)	2021	2020	2019
Gains from sale of assets and businesses	107	10	152
Other proceeds	1,089	950	1,008
	1,196	960	1,160